Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
NET INCOME	€ (10,338)	€ 4,082
OTHER COMPREHENSIVE INCOME	(7,184)	891
Items not reclassified to profit or loss	(696)	(708)
Actuarial gains/(losses) on pension plans	204	(833)
Non-current assets held for sale	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(7)	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(880)	(21)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	12	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(12)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	65	(120)
Income tax relating to items that will not be reclassified	(78)	266
Items that may be reclassified to profit or loss	(6,488)	1,599
Hedges of net investments in foreign operations:	2,524	(762)
Revaluation gains (losses)	2,524	(762)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchanges differences	(9,499)	937
Revaluation gains (losses)	(9,499)	937
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Cash flow hedges:	774	127
Revaluation gains/(losses)	3,070	260
Amounts transferred to income statement	(2,296)	(133)
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(82)	1,891
Revaluation gains (losses)	272	2,131
Amounts transferred to income statement	(727)	(240)
Other reclassifications	373	0
Non-current assets held for sale	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	(212)	42
Income tax relating to items that may be reclassified to profit or loss	7	(636)
Total comprehensive income	(17,522)	4,973
Attributable to non-controlling interests	(255)	994
Attributable to the parent	€ (17,267)	€ 3,979